Expense Example - iSHARES LARGE CAP 10% TARGET BUFFER SEP ETF - iShares Large Cap 10% Target Buffer Sep ETF	Sep. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160